Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements of the Company as of December 31, 2014 and 2013 and for each of the three years ended 2014 are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements of the Company contain the accounts of all entities that are controlled and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. A VIE is defined as a legal entity that has equity investors that do not have sufficient equity at risk for the entity to support its activities without additional subordinated financial support or, as a group, the holders of the equity at risk lack (i) the power to direct the entity’s activities or (ii) the obligation to absorb the expected losses or the right to receive the expected residual returns of the entity. A VIE is required to be consolidated by a company if that company is the primary beneficiary. Refer to Note 10 for further discussion of the Company’s accounts receivable securitization facility, which qualifies as a VIE and is consolidated within the Company’s financial statements.

All intercompany balances and transactions are eliminated. Joint ventures over which the Company has the ability to exercise significant influence that are not consolidated are accounted for by the equity method.

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications did not have a material impact on the Company’s financial position.

Use of Estimates in Financial Statement Preparation

Use of Estimates in Financial Statement Preparation

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual amounts could differ from these estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents and accounts receivables. The Company uses major financial institutions with high credit ratings to engage in transactions involving cash equivalents. The Company minimizes credit risk in its receivables by selling products to a diversified portfolio of customers in a variety of markets located throughout the world.

The Company performs ongoing evaluations of its customers’ credit and generally does not require collateral. The Company maintains an allowance for doubtful accounts for losses resulting from the inability of specific customers to meet their financial obligations, representing our best estimate of probable credit losses in existing trade accounts receivable. A specific reserve for doubtful receivables is recorded against the amount due from these customers. For all other customers, the Company recognizes reserves for doubtful receivables based on historical experience.

Financial Instruments

Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued and other current liabilities, approximate fair value due to their generally short maturities.

The estimated fair value of the Company’s 8.750% Senior Notes (as defined in Note 10) is determined using level 2 inputs within the fair value hierarchy. As of December 31, 2014 and 2013, the Senior Notes had a fair value of approximately $1,212.0 million and $1,366.4 million, respectively. When outstanding, the estimated fair values of borrowings under the Company’s Revolving Facility and Accounts Receivable Securitization Facility (as defined in Note 10) are determined using level 2 inputs within the fair value hierarchy. The carrying amounts of borrowings under the Revolving Facility and Accounts Receivable Securitization Facility approximate fair value as these borrowings bear interest based on prevailing variable market rates.

At times, the Company manages its exposure to changes in foreign currency exchange rates, where possible, by entering into foreign exchange forward contracts. When outstanding, all derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. The fair value of the derivatives is determined from sources independent of the Company, including the financial institutions which are party to the derivative instruments. The fair value of derivatives also considers the credit default risk of the paying party. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in other comprehensive income and will be recognized in the consolidated statements of operations when the hedged item affects earnings.

As of December 31, 2014, the Company had foreign exchange forward contracts outstanding that were not designated for hedge accounting treatment, while no such contracts were outstanding as of December 31, 2013. As such, the settlements and changes in fair value of underlying instruments are recognized in “Other expense (income), net” in the consolidated statements of operations. For the years ended December 31, 2014, 2013, and 2012, the Company recognized losses related to these forward contracts of $28.2 million, $0.6 million, and $4.8 million, respectively.

Forward contracts are entered into with a limited number of counterparties, each of which allows for net settlement of all contracts through a single payment in a single currency in the event of a default on or termination of any one contract. The Company records these foreign exchange forward contracts on a net basis, by counterparty within the consolidated balance sheets.

The Company presents the cash receipts and payments from hedging activities in the same category as the cash flows from the items subject to hedging relationships. As the items subject to economic hedging relationships are the Company’s operating assets and liabilities, the related cash flows are classified within operating activities in the consolidated statements of cash flows.

Foreign Currency Translation

Foreign Currency Translation

For the majority of the Company’s subsidiaries, the local currency has been identified as the functional currency. For remaining subsidiaries, the U.S. dollar has been identified as the functional currency due to the significant influence of the U.S. dollar on their operations. Gains and losses resulting from the translation of various functional currencies into U.S. dollars are not recorded within the consolidated statements of operations. Rather, they are recorded within the cumulative translation adjustment account as a separate component of shareholders’ equity (accumulated other comprehensive income) on the consolidated balance sheets. The Company translates asset and liability balances at exchange rates in effect at the end of the period and income and expense transactions at the average exchange rates in effect during the period. Gains and losses resulting from foreign currency transactions are recorded within the consolidated statements of operations.

For the year ended December 31, 2014, the Company recognized net foreign exchange transaction gains of $32.4 million. For the years ended December 31, 2013 and 2012, the Company recognized net foreign exchange transaction losses of $18.3 million and $18.0 million, respectively. These amounts exclude the impacts of foreign exchange forward contracts discussed above. Gains and losses on net foreign exchange transactions are recorded within “Other expense (income), net” in the consolidated statements of operations.

Environmental Matters

Environmental Matters

Accruals for environmental matters are recorded when it is considered probable that a liability has been incurred and the amount of the liability can be reasonably estimated, based on current law and existing technologies. These accruals are adjusted periodically as assessment and remediation efforts progress, or as additional technical or legal information become available. Accruals for environmental liabilities are recorded within “Other noncurrent obligations” in the consolidated balance sheets at undiscounted amounts. As of December 31, 2014 and 2013, there were no accruals for environmental liabilities recorded.

Environmental costs are capitalized if the costs extend the life of the property, increase its capacity, or mitigate or prevent contamination from future operations. Environmental costs are also capitalized in recognition of legal asset retirement obligations resulting from the acquisition, construction or normal operation of a long-lived asset. Any costs related to environmental contamination treatment and clean-ups are charged to expense. Estimated future incremental operations, maintenance and management costs directly related to remediation are accrued when such costs are probable and reasonably estimable.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents generally include time deposits or highly liquid investments with original maturities of three months or less.
Inventories

Inventories

Inventories are stated at the lower of cost or market, with cost being determined on the first-in, first-out (“FIFO”) method. The Company periodically reviews its inventory for excess or obsolete inventory, and will write-down the excess or obsolete inventory value to its net realizable value, if applicable.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost less accumulated depreciation and less impairment, if applicable, and are depreciated over their estimated useful lives using the straight-line method. Capitalized costs associated with computer software for internal use are amortized on a straight-line basis, generally over 5 years.

Expenditures for maintenance and repairs are charged against income as incurred. Expenditures that significantly increase asset value, extend useful asset lives or adapt property to a new or different use are capitalized. These expenditures include planned major maintenance activity or turnaround activities which increase our manufacturing plants’ output and improve production efficiency as compared to pre-turnaround operations. As of December 31, 2014 and 2013, $9.2 million and $13.1 million, respectively, of the Company’s net costs related to turnaround activities were capitalized within “Deferred charges and other assets” in the consolidated balance sheets, and are being amortized over the period until the next scheduled turnaround.

The Company periodically evaluates actual experience to determine whether events and circumstances have occurred that may warrant revision of the estimated useful lives of property, plant and equipment. Engineering and other costs directly related to the construction of property, plant and equipment are capitalized as construction in progress until construction is complete and such property, plant and equipment is ready and available to perform its specifically assigned function. Upon retirement or other disposal, the asset cost and related accumulated depreciation are removed from the accounts and the net amount, less any proceeds, is charged or credited to income. The Company also capitalizes interest as a component of the cost of capital assets constructed for its own use.

Impairment and Disposal of Long-Lived Assets

Impairment and Disposal of Long-Lived Assets

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. When undiscounted future cash flows are not expected to be sufficient to recover an asset’s carrying amount, the asset is written down to its fair value based on a discounted cash flow analysis utilizing market participant assumptions.

Long-lived assets to be disposed of by sale are classified as held-for-sale and are reported at the lower of carrying amount or fair value less cost to sell, and depreciation is ceased. Long-lived assets to be disposed of in a manner other than by sale are classified as held-and-used until they are disposed.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is tested for impairment at the reporting unit level annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The Company utilizes a market approach and an income approach (under the discounted cash flow method) to calculate the fair value of its reporting units. The annual impairment assessment is completed using a measurement date of October 1st. No goodwill impairment losses were recorded in the years ended December 31, 2014, 2013 and 2012.

Finite-lived intangible assets, such as our intellectual property and manufacturing capacity rights, are amortized on a straight-line basis and are reviewed for impairment or obsolescence if events or changes in circumstances indicate that their carrying amount may not be recoverable. If impaired, intangible assets are written down to fair value based on discounted cash flows. No intangible asset impairment losses were recorded in the years ended December 31, 2014, 2013 and 2012

Deferred Financing Fees

Deferred Financing Fees

Capitalized fees and costs incurred in connection with the Company’s financing arrangements are recorded in “Deferred charges and other assets” within the consolidated balance sheets. For the Senior Notes (and the Term Loans, prior to their repayment in January 2013), deferred financing fees are amortized over the term of the agreement using the effective interest method, while for the Revolving Facility and the Accounts Receivable Securitization Facility, deferred financing fees are amortized using the straight-line method over the term of the respective facility. Amortization of deferred financing fees is recorded in “Interest expense, net” within the consolidated statements of operations.

Investments in Unconsolidated Affiliates

Investments in Unconsolidated Affiliates

Investments in unconsolidated affiliates in which the Company has the ability to exercise significant influence (generally, 20% to 50% owned companies) are accounted for using the equity method. Investments are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. An impairment loss is recorded whenever a decline in fair value of an investment in an unconsolidated affiliate below its carrying amount is determined to be other-than-temporary.

Sales

Sales

Sales are recognized when the revenue is realized or realizable and the earnings process is complete, which occurs when risk and title to the product transfers to the customer, typically at the time shipment is made. As such, title to the product generally passes when the product is delivered to the freight carrier. Standard terms of delivery are included in contracts of sale, order confirmation documents and invoices. Freight costs and any directly related costs of transporting finished product to customers are recorded as “Cost of sales” in the consolidated statements of operations. Taxes on sales are excluded from net sales.

Sales are recorded net of estimates for returns and price allowances, including discounts for prompt payment and volume-based incentives.

Cost of Sales

Cost of Sales

The Company classifies the costs of manufacturing and distributing its products as cost of sales. Manufacturing costs include raw materials, utilities, packaging and fixed manufacturing costs associated with production. Fixed manufacturing costs include such items as plant site operating costs and overhead, production planning, depreciation and amortization, repairs and maintenance, environmental, and engineering costs. Distribution costs include shipping and handling costs.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative (“SG&A”) expenses are charged to expense as incurred. SG&A expenses are the cost of services performed by the marketing and sales functions (including sales managers, field sellers, marketing research, marketing communications and promotion and advertising materials) and by administrative functions (including product management, research and development (“R&D”), business management, customer invoicing, and human resources). R&D expenses include the cost of services performed by the R&D function, including technical service and development, process research including pilot plant operations, and product development.

Total R&D costs included in SG&A expenses were approximately $53.4 million, $49.7 million and $48.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company expenses promotional and advertising costs as incurred to SG&A expenses. Total promotional and advertising expenses were approximately $2.9 million, $3.0 million and $3.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Pension and Postretirement Benefits Plans

Pension and Postretirement Benefits Plans

The Company has several defined benefit plans, under which participants earn a retirement benefit based upon a formula set forth in the plan. The Company also provides certain health care and life insurance benefits to retired employees mainly in the United States and Brazil. The plans provide health care benefits, including hospital, physicians’ services, drug and major medical expense coverage, and life insurance benefits.

Accounting for defined benefit pension plans and other postretirement benefit plans, and any curtailments and settlements thereof, requires various assumptions, including, but not limited to, discount rates, expected rates of return on plan assets and future compensation growth rates. The Company evaluates these assumptions at least once each year, or as facts and circumstances dictate, and makes changes as conditions warrant.

A settlement is a transaction that is an irrevocable action that relieves the employer (or the plan) of primary responsibility for a pension or postretirement benefit obligation, and that eliminates significant risks related to the obligation and the assets used to effect the settlement. When a settlement occurs, the Company does not record settlement gains or losses during interim periods when the cost of all settlements in a year is less than or equal to the sum of the service cost and interest cost components of net periodic pension cost for the plan in that year.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Provision has been made for income taxes on unremitted earnings of subsidiaries and affiliates, except for subsidiaries in which earnings are deemed to be indefinitely invested.

The Company recognizes the financial statement effects of uncertain income tax positions when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The Company accrues for other tax contingencies when it is probable that a liability to a taxing authority has been incurred and the amount of the contingency can be reasonably estimated. Interest accrued related to unrecognized tax and income tax related penalties are included in the provision for income taxes. The current portion of uncertain income taxes positions is recorded in “Income taxes payable” while the long-term portion is recorded in “Other noncurrent obligations” in the consolidated balance sheets.

Income tax expense recognized for the year ended December 31, 2012 includes cumulative adjustments of $4.1 million and $2.0 million from 2010 and 2011, respectively, which resulted in a reduction of income tax expense, net, of approximately $6.1 million. These adjustments relate to the correction of prior period errors, which resulted from the reconciliation of the income tax provision to tax return positions completed during 2012. The Company believes this is not material to its results of operations for the year ended December 31, 2012.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award. Time (service)-based restricted stock awards are generally recognized as expense on a graded vesting basis over the related service period. For performance-based restricted stock awards, the Company recognizes compensation cost if and when it concludes that it is probable that the related performance condition will be achieved. When applicable, the Company calculates the fair value of its performance-based restricted stock awards using a combination of a call option and digital option model.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense recognized in our consolidated financial statements is based on awards that are ultimately expected to vest.

Periodically, the Parent may sell non-transferable restricted stock to certain officers and key members of management of the Company. Stock-based compensation expense on this non-transferable restricted stock is recognized if the non-transferable restricted stock is purchased at a price which is less than the fair value of the Parent’s common stock.

Recent Accounting Guidance

Recent Accounting Guidance

In February 2013, the Financial Accounting Standards Board (“FASB”) issued amendments for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance. This guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. This guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The Company adopted this guidance on a retrospective basis effective January 1, 2014, and the adoption did not have a significant impact on the Company’s financial position or results of operations.

In July 2013, the FASB issued guidance to clarify the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The new guidance requires that unrecognized tax benefits be netted against all available same-jurisdiction losses or other tax carryforwards that would be utilized, rather than only against carryforwards that are created by the unrecognized tax benefits. The Company adopted this guidance prospectively effective January 1, 2014, and the adoption did not have a significant impact on the Company’s financial position or results of operations.

In April 2014, the FASB issued amendments to guidance for reporting discontinued operations and disposals of components of an entity. The amended guidance requires that a disposal representing a strategic shift that has (or will have) a major effect on an entity’s financial results or a business activity classified as held-for-sale should be reported as discontinued operations. The amendments also expand the disclosure requirements for discontinued operations and add new disclosures for individually significant dispositions that do not qualify as discontinued operations. The amendments are effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2014 (early adoption is permitted only for disposals that have not been previously reported). The implementation of the amended guidance is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In May 2014, the FASB and the International Accounting Standards Board (“IASB”) jointly issued new guidance which clarifies the principles for recognizing revenue and develops a common revenue standard for GAAP and International Financial Reporting Standards (“IFRS”). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance is effective for public entities for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted under GAAP and retrospective application is permitted, but not required. The Company is currently assessing the impact of adopting this guidance on its financial statements and results of operations.

In June 2014, the FASB issued updated guidance related to stock compensation. The updated guidance requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. The updated guidance is effective for annual and interim periods beginning after December 15, 2015 and can be applied either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented and to all newly granted or modified awards thereafter. Early adoption is permitted. This guidance is not relevant to the Company’s currently outstanding awards; however, the Company will continue to evaluate the applicability of this guidance to future awards as necessary.

In January 2015, the FASB issued guidance to simplify income statement classification by removing the concept of extraordinary items from U.S. GAAP. This guidance is effective for public entities beginning after December 15, 2015, with early adoption permitted, but only as of the beginning of the fiscal year of adoption. The implementation of this guidance is not expected to have a material impact on the Company’s financial statements.